Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets
Useful life
Property and buildings	30–50 years
Machinery equipment	5–15 years
Transportation vehicles	5–10 years
Office and electronic equipment	3–5 years

Schedule of intangible assets are amortized using the straight-line method with the following estimated useful lives
Items	Useful life
Land use rights	45-49 years
Software	10 years

Schedule of currency exchange rates that were used in creating the consolidated financial statements
	December 31, 2020	December 31, 2019	December 31, 2018

Year-end spot rate	US$1=RMB 6.5250	US$1=RMB 6.9618	US$1=RMB 6.8755

Average rate	US$1=RMB 6.9042	US$1=RMB 6.9081	US$1=RMB 6.6090